Expense Example, No Redemption - (Allspring Emerging Growth Fund - Classes A, C) - Allspring Emerging Growth Fund - Class C	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 200
Expense Example, No Redemption, 3 Years	638
Expense Example, No Redemption, 5 Years	1,120
Expense Example, No Redemption, 10 Years	$ 2,453